CURRENT AND NON-CURRENT EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
Employee benefits
Schedule of employee benefits

Description	12.31.2021	12.31.2020
	ThCh$	ThCh$
Accrued vacation	18,630,043	14,650,267
Participation in profits and bonuses	15,538,771	15,969,735
Severance indemnity	14,982,928	14,086,575
Total	49,151,742	44,706,577

	ThCh$	ThCh$
Current	35,012,072	31,071,019
Non-current	14,139,670	13,635,558
Total	49,151,742	44,706,577

Schedule of movements of employee benefits

Movements	12.31.2021	12.31.2020
	ThCh$	ThCh$
Opening balance	14,086,575	10,085,264
Service costs	(8,917)	1,675,492
Interest costs	1,672,491	369,332
Actuarial variations	1,216,808	3,127,398
Benefits paid	(1,984,029)	(1,170,911)
Total	14,982,928	14,086,575

Schedule of actuarial assumptions

Assumptions	12.31.2021	12.31.2020

Discount rate	2.30%	(0.05)%
Expected salary increase rate	2.0%	2.0%
Turnover rate	7.68%	7.68%
Mortality rate	RV-2014	RV-2014
Retirement age of women	60 years	60 years
Retirement age of men	65 years	65 years

Schedule of personnel expenses

Description	12.31.2021	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$
Wages and salaries	225,883,645	187,600,163	194,740,646
Employee benefits	53,340,673	48,504,899	58,005,213
Severance benefits	4,163,608	3,238,966	6,987,184
Other personnel expenses	18,134,494	12,993,234	13,389,967
Total	301,522,420	252,337,262	273,123,010

Severance indemnity
Employee benefits
Schedule of actuarial assumptions

Discount rate sensitivity	ThCh$

Change in provision by an increase of up to 100 bps	(781,222)
Change in provision by a decrease of up to 100 bps	794,316

Salary growth sensitivity	ThCh$

Change in provision by an increase of up to 100 bps	869,297
Change in provision by a decrease of up to 100 bps	(8,590,434)